Share-based payment arrangements - Expenses recognized in profit or loss (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long term incentive plan 2016, 2017, 2018, 2019, 2020 And transaction based incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions (benefit) for employee benefits	$ 1.3	$ (1.2)	$ 2.5